Consolidated Schedule of Investments (unaudited) September 30, 2023	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.3%
Tesla, Inc.(a)(b)	99,038	$24,781,288

Broadline Retail(a)(b) — 3.3%
Amazon.com, Inc.	173,176	22,014,133
MercadoLibre, Inc.	11,192	14,190,113

		36,204,246

Capital Markets — 0.7%
S&P Global, Inc.(a)	20,862	7,623,183

Communications Equipment(a) — 1.1%
Arista Networks, Inc.(b)	34,810	6,402,603
Motorola Solutions, Inc.	19,518	5,313,581

		11,716,184

Diversified Consumer Services(c)(d) — 1.2%
Grammarly, Inc., (Acquired 11/17/21, Cost: $18,749,975)	715,323	12,503,846
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $1,524,948)	997	750,942

		13,254,788

Electrical Equipment — 0.6%
NEXTracker, Inc., Class A(a)(b)	149,579	6,007,093

Electronic Equipment, Instruments & Components — 1.3%
Flex Ltd.(a)(b)	327,019	8,822,973
Samsung SDI Co. Ltd.	14,401	5,442,317

		14,265,290

Entertainment(a)(b) — 1.3%
Spotify Technology SA	49,956	7,725,196
Take-Two Interactive Software, Inc.	47,251	6,633,568

		14,358,764

Financial Services — 5.1%
GMO Payment Gateway, Inc.	75,800	4,135,920
Mastercard, Inc., Class A(a)	69,351	27,456,754
Visa, Inc., Class A(a)	84,161	19,357,872
Wise PLC, Class A(b)	511,818	4,268,233

		55,218,779

Ground Transportation — 0.9%
Uber Technologies, Inc.(a)(b)	221,165	10,171,378

Hotels, Restaurants & Leisure — 0.5%
Trip.com Group Ltd.(b)	143,600	5,061,401

Household Durables — 0.4%
Sony Group Corp.	52,100	4,260,506

Interactive Media & Services — 4.4%
Alphabet, Inc., Class A(a)(b)	169,733	22,211,260
Meta Platforms, Inc., Class A(a)(b)	79,003	23,717,491
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,226)(c)(d)	59,524	1,526,195

		47,454,946

IT Services — 3.8%
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $7,999,945)(c)(d)	94,117	4,764,203
Klarna Holdings AB, (Acquired 08/07/19, Cost: $7,971,978)(c)(d)	26,430	5,178,761
MongoDB, Inc., Class A(a)(b)	35,784	12,376,254
Shopify, Inc., Class A(a)(b)	99,034	5,404,285

Security	Shares	Value

IT Services (continued)
Snowflake, Inc., Class A(a)(b)	21,357	$3,262,709
Teya Services Ltd., Series C, (Acquired 12/17/21, Cost: $24,999,987)(c)(d)	12,871	6,754,057
TRAX Ltd., Series D, (Acquired 09/12/19, Cost: $4,000,012)(c)(d)	106,667	2,844,809
TRAX Ltd., Series E, (Acquired 02/18/21, Cost: $1,999,989)(c)(d)	38,361	1,023,088

		41,608,166

Professional Services — 1.4%
Ant Group Co., Ltd., Series C, (Acquired 05/18/18, Cost: $6,492,862)(c)(d)	1,703,548	4,582,544
Equifax, Inc.(a)	22,630	4,145,363
RELX PLC	200,224	6,755,541

		15,483,448

Semiconductors & Semiconductor Equipment — 23.0%
Advanced Micro Devices, Inc., Series E(a)(b)	151,181	15,544,430
ARM Holdings PLC, ADR(a)(b)(e)	119,247	6,382,099
ASM International NV	28,832	12,040,027
ASML Holding NV(b)	38,244	22,516,155
Broadcom, Inc.(a)	30,124	25,020,392
Credo Technology Group Holding Ltd.(a)(b)	568,502	8,669,656
Lam Research Corp.(a)	18,864	11,823,389
Marvell Technology, Inc.(a)	172,466	9,335,585
Micron Technology, Inc.(a)	180,656	12,290,028
Monolithic Power Systems, Inc.(a)	19,796	9,145,752
NVIDIA Corp.(a)(f)	175,225	76,221,123
Renesas Electronics Corp.(b)	252,100	3,850,815
Rivos, Inc., Series A2(c)	2,058,970	4,529,734
Rivos, Inc., Series A3(c)	1,009,295	1,998,404
Soitec SA(b)	70,890	11,764,642
STMicroelectronics NV	125,110	5,395,126
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	50,827	4,416,866
Wolfspeed, Inc.(a)(b)(e)	218,914	8,340,623

		249,284,846

Software — 22.4%
Adobe, Inc.(a)(b)	13,205	6,733,229
ANSYS, Inc.(a)(b)	35,798	10,651,695
Autodesk, Inc.(a)(b)	25,456	5,267,101
Cadence Design Systems, Inc.(a)(b)	124,099	29,076,396
Constellation Software, Inc.	3,923	8,098,926
Crowdstrike Holdings, Inc., Class A(a)(b)	39,455	6,603,978
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(c)(d)	59,997	4,409,780
DataRobot, Inc., (Acquired 03/01/21, Cost: $583,275)(c)(d)	38,789	166,793
Intuit, Inc.(a)	26,351	13,463,780
Microsoft Corp.(a)	300,240	94,800,780
Oracle Corp.(a)	172,853	18,308,590
Palo Alto Networks, Inc.(a)(b)	27,284	6,396,461
Salesforce, Inc.(a)(b)	57,441	11,647,886
ServiceNow, Inc.(a)(b)	16,540	9,245,198
SiteMinder Ltd.(b)	1,023,139	3,033,030
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636)(c)(d)	66,422	577,871
Snyk Ltd., (Acquired 09/02/21, Cost: $5,192,307)(c)(d)	361,972	4,159,058

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Unity Software, Inc.(a)(b)	150,439	$4,722,280
Xero Ltd.(b)	80,662	5,801,037

		243,163,869

Specialty Retail — 0.0%
AceVector Limited, Series I, (Acquired 08/31/18, Cost: $1,998,435)(c)(d)	168,640	128,550

Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc., Series BB(a)	493,624	84,513,365
Quanta Computer, Inc.	666,000	4,984,418

		89,497,783

Total Common Stocks — 82.0% (Cost: $511,866,746)		889,544,508

	Par (000)

Convertible Notes

Financial Services — 0.0%
Wyre, Inc., (Acquired: 12/14/21, Cost: $8,000,000), 6.00%, 12/08/24(c)(d)	$80	1

Total Convertible Notes — 0.0% (Cost: $8,000,000)		1

	Shares

Preferred Securities

Preferred Stocks — 18.1%(c)

Chemicals — 0.7%
Solugen, Inc., Series C, (Acquired 09/02/21, Cost: $9,999,977)(d)	269,284	7,464,552

Consumer Staples Distribution & Retail — 1.6%
Grubmarket, Inc., Series E, (Acquired 10/18/21, Cost: $6,999,994)(d)	709,724	16,870,140

Diversified Consumer Services(d) — 1.2%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $5,482,937)	275	7,663,901
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $6,249,992)	238,441	4,167,949
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	793,875

		12,625,725

Diversified Telecommunication Services — 0.4%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $7,000,088)(d)	12,713	4,376,323

Security	Shares	Value

Financial Services(d)(g) — 1.0%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	$2,566,962
Class J-B, (Acquired 07/24/20, Cost: $1,499,830)	5,038	2,566,962
Class L, (Acquired 09/15/21, Cost: $9,999,694)	11,420	5,818,718

		10,952,642

Interactive Media & Services(d) — 1.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $9,650,746)	88,075	14,436,503
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	3,052,365

		17,488,868

IT Services(d) — 3.0%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,999,391)	493,493	3,533,410
Farmer’s Business Network, Inc.
Series F, (Acquired 07/31/20, Cost: $2,999,886)	90,750	419,265
Series G, (Acquired 09/15/21, Cost: $6,999,963)	112,616	520,286
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $24,999,980)	1,088,598	10,396,111
Voltron Data, Inc.
Series A, (Acquired 01/18/22, Cost: $10,000,000)	6,201,935	8,620,690
Series SEED, (Acquired 07/14/21, Cost: $5,000,000)	9,090,909	9,272,727

		32,762,489

Semiconductors & Semiconductor Equipment — 2.5%
PsiQuantum Corp.(d)
Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	16,311,671
Series D, (Acquired 05/21/21, Cost: $5,000,025)	190,650	5,343,920
Rivos, Inc., Series A1	2,700,557	5,941,225

		27,596,816

Software(d) — 6.1%
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $29,999,955)	598,682	11,488,708
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $3,999,999)	279,405	20,536,267
Series G, (Acquired 02/01/21, Cost: $4,500,001)	76,113	5,594,306
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996)	228,276	1,223,559
Prosimo, Inc., Series B, (Acquired 11/04/21, Cost: $4,999,998)	2,515,811	4,050,456
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,126)	187,300	14,158,007
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985)	332,896	2,896,195
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $4,807,688)	337,018	3,872,337

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $3,198,416)	281,080	$1,568,426
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	336,532

		65,724,793

		195,862,348

Total Preferred Securities — 18.1% (Cost: $208,287,193)		195,862,348

Warrants

Software — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(c)	3,923	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 100.1% (Cost: $728,153,939)		1,085,406,857

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(h)(i)	4,735,284	4,735,284
SL Liquidity Series, LLC, Money Market Series, 5.52%(h)(i)(j)	2,467,122	2,467,862

Total Short-Term Securities — 0.6% (Cost: $7,203,146)		7,203,146

Total Investments Before Options Written — 100.7% (Cost: $735,357,085)		1,092,610,003

Options Written — (0.4)%

(Premiums Received: $(9,575,834))		(4,328,389)

Total Investments, Net of Options Written — 100.3% (Cost: $725,781,251)		1,088,281,614

Liabilities in Excess of Other Assets — (0.3)%		(3,639,771)

Net Assets — 100.0%		$1,084,641,843

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $239,291,621, representing 22.1% of its net assets as of period end, and an original cost of $295,907,535.

(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,779,501	$—		$(1,044,217	)(a)	$—	$—	$4,735,284	4,735,284	$254,028		$—
SL Liquidity Series, LLC, Money Market Series	825,025	1,642,089	(a)	—		828	(80)	2,467,862	2,467,122	11,994	(b)	—

						$828	$(80)	$7,203,146		$266,022		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Trust (BST)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Advanced Micro Devices, Inc.	212	10/06/23	USD	110.00	USD	2,180	$(5,936)
Alphabet, Inc., Class A	118	10/06/23	USD	138.00	USD	1,544	(944)
Amazon.com, Inc.	263	10/06/23	USD	137.00	USD	3,343	(2,104)
Arista Networks, Inc.	95	10/06/23	USD	195.00	USD	1,747	(3,088)
Autodesk, Inc.	57	10/06/23	USD	230.00	USD	1,179	(1,995)
Broadcom, Inc.	67	10/06/23	USD	910.00	USD	5,565	(1,173)
Crowdstrike Holdings, Inc., Class A	89	10/06/23	USD	160.00	USD	1,490	(74,092)
Mastercard, Inc., Class A	184	10/06/23	USD	415.00	USD	7,285	(1,748)
Meta Platforms, Inc., Class A	223	10/06/23	USD	320.00	USD	6,695	(10,370)
Microsoft Corp.	271	10/06/23	USD	340.00	USD	8,557	(1,355)
MongoDB, Inc., Class A	19	10/06/23	USD	420.00	USD	657	(152)
NVIDIA Corp.	203	10/06/23	USD	505.00	USD	8,830	(812)
Shopify, Inc., Class A	220	10/06/23	USD	69.00	USD	1,201	(660)
Snowflake, Inc., Class A	38	10/06/23	USD	165.00	USD	581	(1,197)
Take-Two Interactive Software, Inc.	94	10/06/23	USD	146.00	USD	1,320	(3,290)
Tesla, Inc.	103	10/06/23	USD	260.00	USD	2,577	(38,367)
Visa, Inc., Class A	18	10/06/23	USD	250.00	USD	414	(27)
Credo Technology Group Holding Ltd.	333	10/11/23	USD	17.00	USD	508	(2,332)
Advanced Micro Devices, Inc.	224	10/13/23	USD	112.00	USD	2,303	(12,656)
Alphabet, Inc., Class A	97	10/13/23	USD	139.00	USD	1,269	(1,989)
Amazon.com, Inc.	56	10/13/23	USD	134.50	USD	712	(4,565)
Amazon.com, Inc.	291	10/13/23	USD	142.00	USD	3,699	(3,347)
Apple, Inc.	350	10/13/23	USD	185.00	USD	5,992	(3,675)
Autodesk, Inc.	57	10/13/23	USD	225.00	USD	1,179	(1,425)
Intuit, Inc.	59	10/13/23	USD	580.00	USD	3,015	(2,065)
Marvell Technology, Inc.	195	10/13/23	USD	62.00	USD	1,056	(878)
MercadoLibre, Inc.	16	10/13/23	USD	1,380.00	USD	2,029	(6,400)
Meta Platforms, Inc., Class A	33	10/13/23	USD	302.50	USD	991	(23,512)
Microsoft Corp.	135	10/13/23	USD	345.00	USD	4,263	(1,418)
NVIDIA Corp.	181	10/13/23	USD	495.00	USD	7,873	(9,050)
S&P Global, Inc.	47	10/13/23	USD	405.00	USD	1,717	(7,050)
Salesforce, Inc.	76	10/13/23	USD	225.00	USD	1,541	(684)
ServiceNow, Inc.	18	10/13/23	USD	605.00	USD	1,006	(1,890)
Tesla, Inc.	117	10/13/23	USD	280.00	USD	2,928	(17,608)
Unity Software, Inc.	200	10/13/23	USD	41.00	USD	628	(500)
Visa, Inc., Class A	113	10/13/23	USD	250.00	USD	2,599	(622)
Wolfspeed, Inc.	625	10/13/23	USD	47.00	USD	2,381	(6,250)
Adobe, Inc.	29	10/20/23	USD	565.00	USD	1,479	(3,422)
Advanced Micro Devices, Inc.	212	10/20/23	USD	115.00	USD	2,180	(13,780)
Alphabet, Inc., Class A	58	10/20/23	USD	135.00	USD	759	(9,802)
Alphabet, Inc., Class A	154	10/20/23	USD	140.00	USD	2,015	(8,085)
Amazon.com, Inc.	48	10/20/23	USD	140.00	USD	610	(1,896)
ANSYS, Inc.	67	10/20/23	USD	310.00	USD	1,994	(20,937)
Apple, Inc.	355	10/20/23	USD	185.00	USD	6,078	(8,698)
Arista Networks, Inc.	50	10/20/23	USD	182.50	USD	920	(33,000)
ARM Holdings PLC, ADR	268	10/20/23	USD	65.00	USD	1,434	(4,690)
Cadence Design Systems, Inc.	300	10/20/23	USD	250.00	USD	7,029	(30,750)
Credo Technology Group Holding Ltd.	1,086	10/20/23	USD	17.50	USD	1,656	(10,860)
Crowdstrike Holdings, Inc., Class A	76	10/20/23	USD	170.00	USD	1,272	(35,150)
Equifax, Inc.	100	10/20/23	USD	200.00	USD	1,832	(8,000)
Flex Ltd.	710	10/20/23	USD	26.00	USD	1,916	(101,175)
Marvell Technology, Inc.	195	10/20/23	USD	62.50	USD	1,056	(1,853)
Meta Platforms, Inc., Class A	99	10/20/23	USD	310.00	USD	2,972	(58,905)
Microsoft Corp.	198	10/20/23	USD	340.00	USD	6,252	(12,672)
MongoDB, Inc., Class A	37	10/20/23	USD	410.00	USD	1,280	(3,164)
Monolithic Power Systems, Inc.	65	10/20/23	USD	550.00	USD	3,003	(4,225)
Motorola Solutions, Inc.	84	10/20/23	USD	290.00	USD	2,287	(2,730)
NEXTracker, Inc., Class A	440	10/20/23	USD	45.00	USD	1,767	(22,000)
NVIDIA Corp.	122	10/20/23	USD	455.00	USD	5,307	(98,820)
Oracle Corp.	284	10/20/23	USD	115.00	USD	3,008	(4,828)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Salesforce, Inc.	47	10/20/23	USD	220.00	USD	953	$(2,256)
ServiceNow, Inc.	21	10/20/23	USD	600.00	USD	1,174	(6,405)
Snowflake, Inc., Class A	24	10/20/23	USD	170.00	USD	367	(2,676)
Spotify Technology SA	68	10/20/23	USD	165.00	USD	1,052	(15,130)
Take-Two Interactive Software, Inc.	18	10/20/23	USD	150.00	USD	253	(1,179)
Tesla, Inc.	114	10/20/23	USD	280.00	USD	2,853	(41,610)
Uber Technologies, Inc.	516	10/20/23	USD	47.50	USD	2,373	(47,988)
Visa, Inc., Class A	123	10/20/23	USD	245.00	USD	2,829	(3,813)
Wolfspeed, Inc.	361	10/20/23	USD	50.00	USD	1,375	(4,513)
Advanced Micro Devices, Inc.	42	10/27/23	USD	107.00	USD	432	(13,020)
Alphabet, Inc., Class A	118	10/27/23	USD	137.00	USD	1,544	(26,668)
Apple, Inc.	457	10/27/23	USD	185.00	USD	7,824	(20,565)
Broadcom, Inc.	68	10/27/23	USD	880.00	USD	5,648	(65,280)
Intuit, Inc.	59	10/27/23	USD	525.00	USD	3,015	(53,395)
Lam Research Corp.	45	10/27/23	USD	700.00	USD	2,820	(23,962)
Mastercard, Inc., Class A	128	10/27/23	USD	420.00	USD	5,068	(22,016)
MercadoLibre, Inc.	14	10/27/23	USD	1,410.00	USD	1,775	(12,740)
Micron Technology, Inc.	383	10/27/23	USD	77.00	USD	2,606	(8,618)
Microsoft Corp.	173	10/27/23	USD	335.00	USD	5,462	(54,927)
MongoDB, Inc., Class A	19	10/27/23	USD	375.00	USD	657	(13,442)
NVIDIA Corp.	127	10/27/23	USD	490.00	USD	5,524	(40,322)
Oracle Corp.	285	10/27/23	USD	115.00	USD	3,019	(8,693)
Palo Alto Networks, Inc.	32	10/27/23	USD	250.00	USD	750	(7,136)
Palo Alto Networks, Inc.	58	10/27/23	USD	245.00	USD	1,360	(20,155)
Salesforce, Inc.	135	10/27/23	USD	225.00	USD	2,738	(6,008)
Shopify, Inc., Class A	225	10/27/23	USD	63.00	USD	1,228	(12,487)
Snowflake, Inc., Class A	34	10/27/23	USD	170.00	USD	519	(6,749)
Spotify Technology SA	105	10/27/23	USD	180.00	USD	1,624	(21,787)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5	10/27/23	USD	92.00	USD	43	(555)
Tesla, Inc.	122	10/27/23	USD	275.00	USD	3,053	(77,165)
Uber Technologies, Inc.	479	10/27/23	USD	47.00	USD	2,203	(67,299)
Unity Software, Inc.	267	10/27/23	USD	37.00	USD	838	(7,743)
Alphabet, Inc., Class A	39	11/03/23	USD	141.24	USD	510	(3,546)
Amazon.com, Inc.	61	11/03/23	USD	141.00	USD	775	(10,492)
Apple, Inc.	565	11/03/23	USD	185.00	USD	9,673	(69,495)
Lam Research Corp.	39	11/03/23	USD	660.00	USD	2,444	(67,860)
Marvell Technology, Inc.	209	11/03/23	USD	57.00	USD	1,131	(29,469)
MercadoLibre, Inc.	15	11/03/23	USD	1,300.00	USD	1,902	(84,750)
Micron Technology, Inc.	124	11/03/23	USD	67.00	USD	844	(43,400)
Micron Technology, Inc.	125	11/03/23	USD	69.00	USD	850	(30,687)
MongoDB, Inc., Class A	66	11/03/23	USD	370.00	USD	2,283	(70,455)
NVIDIA Corp.	208	11/03/23	USD	460.00	USD	9,048	(249,080)
ServiceNow, Inc.	35	11/03/23	USD	590.00	USD	1,956	(46,900)
Take-Two Interactive Software, Inc.	100	11/03/23	USD	142.00	USD	1,404	(45,250)
Tesla, Inc.	125	11/03/23	USD	260.00	USD	3,128	(157,812)
Visa, Inc., Class A	10	11/03/23	USD	245.00	USD	230	(1,465)
Credo Technology Group Holding Ltd.	310	11/07/23	USD	17.00	USD	473	(11,391)
Adobe, Inc.	30	11/10/23	USD	530.00	USD	1,530	(38,700)
S&P Global, Inc.	46	11/10/23	USD	385.00	USD	1,681	(20,930)
Spotify Technology SA	51	11/10/23	USD	170.00	USD	789	(25,755)
Alphabet, Inc., Class A	179	11/17/23	USD	135.00	USD	2,342	(76,970)
Amazon.com, Inc.	60	11/17/23	USD	145.00	USD	763	(9,300)
ARM Holdings PLC, ADR	268	11/17/23	USD	70.00	USD	1,434	(11,390)
Cadence Design Systems, Inc.	258	11/17/23	USD	250.00	USD	6,045	(129,000)
Credo Technology Group Holding Ltd.	829	11/17/23	USD	17.50	USD	1,264	(26,942)
Flex Ltd.	760	11/17/23	USD	28.00	USD	2,050	(64,600)
Marvell Technology, Inc.	177	11/17/23	USD	62.50	USD	958	(10,355)
MercadoLibre, Inc.	16	11/17/23	USD	1,340.00	USD	2,029	(85,120)
Microsoft Corp.	273	11/17/23	USD	350.00	USD	8,620	(61,698)
MongoDB, Inc., Class A	20	11/17/23	USD	370.00	USD	692	(28,900)
Monolithic Power Systems, Inc.	30	11/17/23	USD	530.00	USD	1,386	(22,350)
NEXTracker, Inc., Class A	268	11/17/23	USD	45.00	USD	1,076	(46,230)

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
NVIDIA Corp.	123	11/17/23	USD	475.00	USD	5,350	$(143,295)
Palo Alto Networks, Inc.	32	11/17/23	USD	250.00	USD	750	(20,320)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	223	11/17/23	USD	90.00	USD	1,938	(58,091)
Unity Software, Inc.	209	11/17/23	USD	36.00	USD	656	(27,379)
Visa, Inc., Class A	114	11/17/23	USD	250.00	USD	2,622	(13,737)

							$(3,314,084)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Soitec SA	UBS AG	7,800	10/03/23	EUR	181.90	EUR	1,224	$—
Xero Ltd.	UBS AG	18,100	10/05/23	AUD	121.55	AUD	2,025	(282)
Samsung SDI Co. Ltd.	Morgan Stanley & Co. International PLC	7,000	10/10/23	USD	650,060.17	USD	3,569,686	(6)
Soitec SA	Morgan Stanley & Co. International PLC	9,000	10/10/23	EUR	191.54	EUR	1,413	(5)
GMO Payment Gateway, Inc.	Citibank N.A.	17,400	10/13/23	JPY	9,946.06	JPY	141,879	(63)
Renesas Electronics Corp.	BNP Paribas SA	61,800	10/17/23	JPY	2,582.01	JPY	141,070	(5,974)
SiteMinder Ltd.	Goldman Sachs International	16,000	10/17/23	AUD	4.68	AUD	74	(2,107)
Wise PLC, Class A	Morgan Stanley & Co. International PLC	69,000	10/17/23	GBP	6.83	GBP	472	(22,332)
ASM International NV	Goldman Sachs International	14,000	10/19/23	EUR	474.76	EUR	5,530	(6,805)
Renesas Electronics Corp.	Citibank N.A.	67,300	10/19/23	JPY	2,572.70	JPY	153,625	(7,441)
STMicroelectronics NV	Goldman Sachs International	67,700	10/19/23	EUR	45.02	EUR	2,761	(7,480)
Wise PLC, Class A	Goldman Sachs International	70,100	10/19/23	GBP	6.83	GBP	479	(24,037)
Xero Ltd.	UBS AG	18,100	10/19/23	AUD	128.33	AUD	2,025	(881)
SiteMinder Ltd.	Goldman Sachs International	16,000	10/24/23	AUD	4.68	AUD	74	(2,531)
SiteMinder Ltd.	UBS AG	10,800	10/24/23	AUD	4.87	AUD	50	(1,172)
Wise PLC, Class A	Goldman Sachs International	61,100	10/24/23	GBP	7.25	GBP	418	(10,850)
Quanta Computer, Inc.	Goldman Sachs International	265,000	10/25/23	USD	234.46	USD	64,022	(123,959)
ANSYS, Inc.	BNP Paribas SA	9,400	10/30/23	USD	320.70	USD	2,797	(24,824)
SiteMinder Ltd.	Goldman Sachs International	16,000	10/31/23	AUD	4.68	AUD	74	(2,902)
SiteMinder Ltd.	UBS AG	10,800	11/07/23	AUD	4.92	AUD	50	(1,517)
ASML Holding NV	Goldman Sachs International	18,400	11/08/23	EUR	568.91	EUR	10,246	(385,885)
RELX PLC	Goldman Sachs International	88,600	11/08/23	GBP	28.24	GBP	2,450	(57,376)
SiteMinder Ltd.	Citibank N.A.	37,000	11/08/23	AUD	4.73	AUD	171	(7,002)
Soitec SA	Morgan Stanley & Co. International PLC	4,000	11/08/23	EUR	159.36	EUR	628	(27,557)
Sony Group Corp.	BNP Paribas SA	11,700	11/08/23	JPY	12,689.60	JPY	142,980	(17,990)
Trip.com Group Ltd.	JPMorgan Chase Bank N.A.	64,700	11/08/23	HKD	299.29	HKD	17,858	(54,618)
Wise PLC, Class A	UBS AG	18,500	11/08/23	GBP	6.97	GBP	126	(7,340)
GMO Payment Gateway, Inc.	BNP Paribas SA	19,400	11/14/23	JPY	8,402.02	JPY	158,187	(42,882)
SiteMinder Ltd.	Citibank N.A.	37,000	11/14/23	AUD	4.78	AUD	171	(7,154)
Soitec SA	Morgan Stanley & Co. International PLC	11,100	11/14/23	EUR	155.59	EUR	1,742	(107,740)
Sony Group Corp.	BNP Paribas SA	11,700	11/14/23	JPY	12,653.55	JPY	142,980	(20,960)
Wise PLC, Class A	UBS AG	70,000	11/14/23	GBP	6.98	GBP	478	(30,073)
SiteMinder Ltd.	Goldman Sachs International	17,700	11/15/23	AUD	5.00	AUD	82	(2,560)

								$(1,014,305)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$24,781,288	$—	$—	$24,781,288
Broadline Retail	36,204,246	—	—	36,204,246
Capital Markets	7,623,183	—	—	7,623,183
Communications Equipment	11,716,184	—	—	11,716,184
Diversified Consumer Services	—	—	13,254,788	13,254,788
Electrical Equipment	6,007,093	—	—	6,007,093
Electronic Equipment, Instruments & Components	8,822,973	5,442,317	—	14,265,290
Entertainment	14,358,764	—	—	14,358,764
Financial Services	46,814,626	8,404,153	—	55,218,779
Ground Transportation	10,171,378	—	—	10,171,378
Hotels, Restaurants & Leisure	—	5,061,401	—	5,061,401
Household Durables	—	4,260,506	—	4,260,506
Interactive Media & Services	45,928,751	—	1,526,195	47,454,946
IT Services	21,043,248	—	20,564,918	41,608,166
Professional Services	4,145,363	6,755,541	4,582,544	15,483,448
Semiconductors & Semiconductor Equipment	187,189,943	55,566,765	6,528,138	249,284,846
Software	225,016,300	8,834,067	9,313,502	243,163,869
Specialty Retail	—	—	128,550	128,550
Technology Hardware, Storage & Peripherals	84,513,365	4,984,418	—	89,497,783
Convertible Notes	—	—	1	1
Preferred Securities
Preferred Stocks	—	—	195,862,348	195,862,348
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	4,735,284	—	—	4,735,284

	$739,071,989	$99,309,168	$251,760,984	1,090,142,141

Investments Valued at NAV(a)				2,467,862

				$1,092,610,003

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(3,292,250)	$(1,036,139)	$—	$(4,328,389)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Trust (BST)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Convertible Notes	Preferred Stocks	Warrants		Total

Assets
Opening balance, as of December 31, 2022	$60,069,300	$1,920,000	$195,967,596	$16,212		$257,973,108
Transfers into Level 3	—	—	—	—		—
Transfers out of Level 3	—	—	—	—		—
Other(a)	(7,504,341)	—	7,504,341	—		—
Accrued discounts/premiums	—	—	—	—		—
Net realized gain (loss)	—	—	—	—		—
Net change in unrealized appreciation (depreciation)(b)	(3,466,318)	(1,919,999)	(2,809,594)	(16,212)		(8,212,123)
Purchases	6,799,994	—	—	—		6,799,994
Sales	—	—	(4,799,995)	—		(4,799,995)

Closing balance, as of September 30, 2023	$55,898,635	$1	$195,862,348	$—	(c)	$251,760,984

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$(3,466,318)	$(1,919,999)	$(2,809,594)	$—		$(8,195,911)

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

(c)	Rounds to less than $1.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $1. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$55,898,635	Market	Revenue Multiple	1.80x - 25.09x		11.40x
			Volatility	70% -70%		70%
			Time to Exit	3.0 -5.0 years		5.0 years
			Gross Profit Multiple	14.25x		—
			EV Adjustment	1.00x - 1.00x		1.00x
			Terminal Growth Rate	5%
		Income	Discount	12%		—

Preferred Stocks	195,862,347	Market	Revenue Multiple	1.80x - 33.75x		15.20x
			Volatility	50% - 75%		63%
			Time to Exit	3.0 -5.0 years		4.0 years
			Market Adjustment Multiple	1.00x-1.20x		1.16x
			Gross Profit Multiple	6.75x		—

	$251,760,982

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Science and Technology Trust (BST)

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S&P	Standard & Poor’s

9